CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES (Tables) - Convertible Promissory Notes Related Parties [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
SCHEDULE OF CONVERTIBLE PROMISSORY NOTES RELATED PARTIES

The Company entered into convertible promissory notes as follows as of March 31, 2022 and December 31, 2021:

	2022	2021
Convertible note at 5% interest, maturing December 31, 2022 convertible into common shares at $1.20 per share (two notes – one for $6,525,000 and one for $975,000) for the acquisition of Monster Creative, LLC (see Note 4) with the two principals of Monster; payments due at maturity	$7,500,000	$7,500,000
	7,500,000	7,500,000
Less: Current portion	(7,500,000)	(7,500,000)
Total	$-	$-

The Company entered into convertible promissory notes as follows as of December 31, 2021 and 2020:

	2021	2020
Convertible note at 5% interest, maturing December 31, 2022 convertible into common shares at $1.20 per share (two notes – one for $6,525,000 and one for $975,000) for the acquisition of Monster Creative, LLC (see Note 4) with the two principals of Monster; payments due at maturity	$7,500,000	$-
	7,500,000	-
Less: Current portion	(7,500,000)	-
Total	$-	$-

SCHEDULE OF MATURITIES NOTES PAYABLE	Maturities of convertible promissory notes – related parties as of March 31 are as follows:
2023	$7,500,000
$7,500,000
Maturities of convertible promissory notes – related parties as of December 31 are as follows:
2022	$7,500,000
$7,500,000